SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of supplementary information to the statements of profit and lost and other comprehensive loss [Abstract]
Schedule of Cost of Revenues
Cost of revenues:

	Year ended December 31,
	2015	2016	2017

Salary and benefits (including share-based compensation)	1,961	2,112	2,073
Subcontractors	67	66	121
Depreciation and amortization	417	475	457
Cost of materials	486	410	535
Other manufacturing expenses	657	892	989
Decrease (increase) in inventory of finished products	(309)	780	(999)
Allotment of manufacturing costs to R&D	(760)	(2,577)	(1,598)

	2,519	2,158	1,578

Schedule of Research Expenses
Research and development expenses, net of participations:

	Year ended December 31,
	2015	2016	2017

Salary and benefits (including share-based compensation)	2,610	3,171	3,840
Subcontractors	4,464	8,517	8,780
Depreciation and amortization	5	28	42
Cost of materials	81	351	223
Allotment of manufacturing costs	760	2,577	1,598
Other research and development expenses	219	135	142

Research and development, gross	8,139	14,779	14,625

Participations:
BARDA funds	(800)	(5,566)	(8,565)
Revaluation of liabilities in respect of IIA grants	(1,318)	(2,145)	(598)

	6,021	7,068	5,462

Schedule of Selling Expenses
Selling and marketing expenses:

	Year ended December 31,
	2015	2016	2017

Salary and benefits (including share based compensation)	5,631	5,438	3,062
Marketing and medical support	2,835	2,444	1,628
Depreciation and amortization	22	18	12
Shipping and delivery	180	111	236
Registration and marketing license fees	616	392	424

	9,284	8,403	5,362

Schedule of General Expenses
General and administrative expenses:

	Year ended December 31,
	2015	2016	2017
Salary and benefits (including share‑based compensation)	2,670	2,361	2,032
Professional fees	1,054	1,241	1,224
Depreciation and amortization	59	66	56
Other	221	416	469

	4,004	4,084	3,781

Schedule of Financial Expense
Financial income and expense:

	Year ended December 31,
	2015	2016	2017
Financial income:
Interest income	288	414	349
Revaluation of contingent consideration for the purchase of shares	764	1,621	-
Exchange differences, net	-	131	57

	1,052	2,166	406
Financial expense:
Interest in respect of IIA grants	844	847	827
Revaluation of contingent consideration for the purchase of shares	-	-	351
Exchange differences, net	614	-	-
Other	38	49	74

	1,496	896	1,252